OTHER INCOME (EXPENSES), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OTHER INCOME (EXPENSES), NET
Income of incentive payment from depository bank	¥ 2,821	$ 409	¥ 2,395	¥ 2,348
Fair value change of short-term and other investments	(13,549)	(1,964)	30,360	11,288
Fair value change of put right liabilities	34,260	4,967	16,628	3,024
Net foreign exchange gains (losses)	(175,391)	(25,429)	25,373	(22,126)
Subsidy income	25,470	3,693	9,216	11,633
Gains on deconsolidation of a subsidiary				407,598
Others	(198)	(29)	(810)	(873)
Other income (expenses), net	¥ (126,587)	$ (18,353)	¥ 83,162	¥ 412,892